Stock Based Compensation (Detail Textuals) - shares	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares, outstanding	22,802,778	9,436,294
2011 Equity Incentive Plan | Officers, Employees, Consultants and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	1,159,420
Common stock, shares, outstanding	247,309